Summary of Significant Accounting Policies - Major Customers (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Dalian Ocean Shipping Co
Entity Wide Revenue Major Customer [Line Items]
Credit risk concentration percentage	77.90%	77.90%	78.00%
Formosa Petrochemical Corporation
Entity Wide Revenue Major Customer [Line Items]
Credit risk concentration percentage	22.10%	22.10%	22.00%